Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
Recent Accounting Pronouncements

Note 2 – Recent Accounting Pronouncements

In January 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-01, “Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects.” The ASU permits reporting entities to elect to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Northern Trust is currently evaluating the potential application of ASU No. 2014-01; an election to utilize the proportional amortization method is not expected to materially impact Northern Trust’s consolidated financial position or results of operations.

In January 2014, the FASB issued ASU No. 2014-04, “Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure.” This ASU clarifies that an insubstance repossession or foreclosure of a residential real estate property occurs only upon either the creditor obtaining legal title to the property upon completion of a foreclosure or through completion of a deed in lieu of foreclosure, rather than by simply taking physical possession of the property. This ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Northern Trust is currently assessing the impact of the adoption of ASU No. 2014-04 and it is not expected to materially impact Northern Trust’s consolidated financial position and results of operations.